Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001838126
Registrant Name	HPS CORPORATE LENDING FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES